Shareholder's Equity - Schedule of Assumption of Black-Scholes Option Pricing Model (Details) (10-K)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2017
Expected volatility			84.50%				75.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	6 years 2 months 30 days			6 years 2 months 30 days
Minimum [Member]
Risk-free interest rate	1.40%	2.50%	2.40%	1.40%	2.50%	2.50%	2.10%
Expected volatility	82.30%	80.70%		82.30%	80.70%	80.70%
Expected term (in years)		5 years	3 years 6 months		5 years	5 years	5 years 6 months
Maximum [Member]
Risk-free interest rate	2.30%	3.10%	2.60%	2.30%	3.10%	3.20%	3.50%
Expected volatility	83.40%	81.20%		83.40%	81.20%	84.50%
Expected term (in years)		9 years 10 months 25 days	5 years 9 months 18 days		9 years 10 months 25 days	9 years 1 month 6 days	6 years